United States
                         Securities and Exchange Commission
                             Washington, D.C.  20549

                               FORM   N-CSR

Certified Shareholder Report of Registered Management investment companies

                   Investment Company Act file number 811-06680

                                BHIRUD FUNDS INC.
               (Exact Name of Registrant as Specified in Charter)

                           c/o Bhirud Associates, Inc.
                1266 E. Main Street, Stamford, Connecticut 06902
             (Address of Principal Executive Offices)     (Zip code)
      Registrant's Telephone Number, including Area Code: (203) 977 - 1521

                                  SURESH BHIRUD
                             Bhirud Associates, Inc.
                1266 E. Main Street, Stamford, Connecticut 06902
                     (Name and Address of Agent for Service)


Registrant's telephone number, including area code: (203) 977-1521

Date of fiscal year end: July 31

Date of reporting period: January 31, 2005


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. 3507.



Item 1.  Reports to Stockholders.


                    The Apex Mid Cap Growth Fund
                        C/o Bhirud Funds Inc.
               Soundview Plaza, 1266 East Main Street
                         Stamford, CT 06902
                 For Prospectus Call: (877) 289-2739
           For Shareholder Services Call:  (877) 593-8637
                           www.apexfund.net

                         SEMI ANNUAL REPORT
                       dated  January 31, 2005
                             (UNAUDITED)

March 15, 2005

Performance: The Bottom Line

The line graph below shows how a $10,000 investment in the Fund made on December 23,1992 (the date the fund began to invest in assets other than cash or cash equivalents in accordance with its investment objectives) would have become $3,138 as of January 31,2005. The line graph shows how this compares to the broad-based Standard & Poor's 500 Index and the Fund's bench mark, the Standard & Poor's MidCap 400 Index, over the same period.


[GRAPH OMITED]




  Performance Comparison (Average Annual Total Returns - For the periods ended
                                January 31, 2005)

                                   6 Months       1 Year   5 Years  10 Years

  Apex Mid Cap Growth Fund         -1.99% **      -30.19%  -24.08%    -10.74%

  S&P 500 (reflects no deduction   +7.22% **       +4.43%   -3.26%     +9.64%
  for fees, expenses, or taxes)

  S&P 400 (reflects no deduction   +11.59% **      +9.85%   +8.39%    +14.24%
  for fees, expenses, or taxes)

** Not annualized

All Fund performance numbers represent past performance numbers, and are no guarantee of future results and the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.



                 See accompanying Notes to Financial Statements

SHAREHOLDER EXPENSE EXAMPLE - (UNAUDITED)

As a shareholder of the Funds, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2004 through January 31, 2005).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds' actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and will not help you determine the relative total costs of owning different funds.

Fund            Beginning       Ending         Expenses Paid
                Account Value   Account        During Period (*)
                                Value
                August 1, 2004  January 31,    August 1, 2004 -
                                2005           January 31, 2005

Actual (2.08%   $ 1,000         $980.13        $20.56
return**)
Hypothetical*** $ 1,000         $1,004.44      $20.82


* Expenses are equal to the Funds' annualized expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The annualized expense ratios for the Fund were 4.12%.
**  Returns are with expenses and not annualized.
*** Assumes a 5% annual return before expenses.



CAPITAL GOODS	  0.86
CONSUMER DURABLES	  3.45
ENERGY	        1.07
FINANCIAL	        4.66
MISC.	              1.82
NONDURABLES	       29.98
SERVICES	       42.92
TECHNOLOGY   	 20.60

This above table gives a visual breakdown of the Fund by the Industry Sectors the underlying securities represent as a percentage of the portfolio of investments.

Management's Discussion of Fund Performance

Following is the annual report for Apex Mid Cap Growth Fund for the period ending January 31, 2005. We have included a discussion of portfolio performance and the stock market outlook for the near future from the fund's manager.

We have been extremely disappointed with the performance of Apex in calendar year 2004, and for the six months ended January 31, 2005.

There are several reasons for this situation. The most outstanding factor was that stock market leaders for the period in question have not been traditional growth industries. The leading stocks have been concentrated in a narrow group of industries, primarily energy, basic cyclicals and industrials. Our performance also suffered as some of our large holdings were topped out and we were forced to take profits.

Last year we were fortunately able to protect profits in some of our long-term holdings before they started a major decline. To this end we sold both Netflix Inc. (NFLX), and Red Hat, Inc. (RHAT), booking hefty profits. Incidentally, when NFLX declined dramatically in price we bought it back. We also booked significant profits in Sirrius Satellite (SIRI), Taser International. (TASR), Tibco software inc. (TIBX).

At present, one of our larger holdings is Tivo Inc. (TIVO), although the stock has recently been disappointing. Tivo has suffered from the perception that competition from cheaper DVR's by cable and satellite broadcasters will erode their future growth. However, we believe that Tivo personal DVR's are unique because of the ease with which the viewer can automatically pre-record television programs of choice. There is also a very high probability that in the future Tivo technology and software will allow the consumer to connect home television sets directly to broadband internet and download movies on demand from independent vendors. We think that this stock will be a great performer in the long run, unless of course it is acquired at the currently cheap market valuation. Among our other notable current holdings are Telesystem International (TIWI), Loudeye Corp (LOUD), Ivillage (IVIL), E Trade (ET). Nite Securities, (NITE), and CMGI Inc. (CMGI).

Broadly speaking, the primary sectors in which we are currently invested are broadcasting, radio broadcasting, drug industry, securities brokerage, telecom equipment, telecom services, computer software, advertising, internet service and information portal industries. It is important to note, however, that we do not invest on the basis of sectors. Rather, we use a highly focused company specific approach with diversification across a spectrum of growth industries that we believe best contributes to long-term superior performance. Our concern is to identify companies with revenues, earnings, and market share growing at above normal rates due to the superiority of their respective business models. Apex Fund continues to be distributed over a variety of industries, which protects shareholders against stock-specific risk. As of January 31, 2005 we are invested in sixty-five listings.

The stock market rally that started in March 2003 is now almost two years old. The key question at this time is whether the bull run in equities will continue and for how long. One simplistic rule is that historical bull markets have lasted as long as three to five years. However, in our view the fundamental factors that have always driven the stock market are expectations of economic growth, inflation and corporate earnings. Within this context, it is the prospect of a significant rise in interest rates that has been a key determinant of the length of the stock market cycle. What has continued to surprise for the last two years has been the strength and resiliency of US economic growth. Note that real GDP has grown at an annual rate of 3% for the last two years. In addition, consumer spending has remained resilient in the face of many visible negatives, specifically rising gasoline prices and health care costs. Historically low interest rates and continued high levels of refinancing are important factors driving consumer spending. Employment gains have also been accelerating since early 2004. At this time there are 132 million people on the non-farm payroll, which has greatly contributed to the strength of consumer spending.

By all measures inflation remains tame. Inflation as measured by the GDP deflator has averaged 2% each year over the last two years. We have not seen a major pick up in consumer inflation, in the face of rising energy and commodity prices, although there was a nearly 30% decline in the dollar against the Euro over this period. In addition, over the last two years crude oil prices almost doubled. In light of these facts it is remarkable that inflation has remained low. It is quite possible that globally competitive forces are keeping consumer product prices under control. There is always a risk, however, that further increases in industrial raw material prices and energy products could start an inflationary cycle. Throughout this period the Greenspan FRB has been raising short-term interest rates in a gradual fashion. It also appears that interest rates at the long end of the yield curve are starting to rise with the yield on ten-year treasuries at 4.50%. Further increases in interest rates could slow the consumer areas that have traditionally been sensitive to interest rates (i.e. auto sales and housing). It may take several years of strong economic expansion or an abnormal increase in inflation to raise interest rates high enough to choke the economic recovery.

Taking all factors into consideration, our view is that the current bull market will continue for the foreseeable future, one or two more years, perhaps marked by periods of short-term setbacks. Stock valuations are still reasonable, with the S&P 500 index selling at 16.3 times, consensus bottom up EPS estimate of $73.70 for 2005.

We will do our utmost to improve the performance of Apex in 2005 and take advantage of the long bull market in place.



Suresh L. Bhirud, CFA
Chairman





                    The Apex Mid Cap Growth Fund
        Schedule of Investments report Date January 31, 2005
                             (UNAUDITED)

       CO.  NAME                        Share   % MV    Market
                                           s            Value
        ABLEAUCTIONS.COM INC *          20000           12,400
TOTAL  ACTIONEERS                               1.54    12,400

        LOOKSMART LTD *                 20000           23,400
TOTAL  ADVERTISING - PROMOTIONAL                2.92    23,400

        TIVO *                           5000           20,050
TOTAL  BROADCASTING                             2.50    20,050

        HAUPPAUGE DIGITAL *              1000            5,350
        METRICOM *                        100                1
        PALMSOURCE INC *                   61              631
        SANDISK *                         500           12,350
        SILICON STORAGE TECH *           1000            4,590
TOTAL  COMPUTER & PERIP.                        2.86    22,921

        ACTIVISION *                      500           11,300
        BEYOND.COM CORP *                 600                5
        CHINA.COM CORP CLASS A *         4000           14,520
        CITYVIEW CORP *                 10000              600
        DIGITAL RIVER INC *               500           19,555
        FVC.COM *                        3000               90
        I2 TECHNOLOGIES *                1000              570
        INTERNET CAPITAL GROUP INC *     2000           15,040
        NETMANAGE INC *                  1000            6,940
        PALMONE INC *                     200            5,176
        REALLNET WORKS *                 3000           18,210
        SONICWALL *                      1000            6,460
        VA LINUX SYSTEMS *               5000            9,900
        VERTICALNET *                     200              236
TOTAL  COMPUTER SOFTW & SVC                    13.53   108,602

        INTERNET INITIATIVE JAPAN *      5000           23,000
TOTAL  DATA CENTER SERVICES                     2.87    23,000

        EDULINK INC *                   40000               12
TOTAL  DIVERSIFIED CO                           0.00        12

        APPLIED DIGITAL SOLUTIONS *      4000           19,080
        CYANOTECH CORP *                 4000            5,240
        CYTOGEN *                         300            3,282
        GEOPHARMA INC. *                  800            3,440
        IMMUNE RESPONSE *                2000            2,440
        KERAVISION *                     5000                4
        KOS PHARMACEUTICALS *            1000           33,020
        MILLENNIUM PHARMACEUTICAL *       500            4,605
        VIVUS INC *                         8               32
TOTAL  DRUG INDUSTRY                            8.86    71,143

        AROTECH CORP *                   5000            6,900
TOTAL  ELECTRICAL EQUIPT.                       0.86     6,900

        ADAPTIVE BROADBAND *             1300               20
        PARADYNE NETWORKS *              1000            2,530
        STOCKERYALE INC COM. *           3000            3,030
        VPGI CORP *                      8500            1,700
TOTAL  ELECTRONICS                              0.91     7,280

        DIAMOND HITTS PRODUCTION IN *    9000                1
        LINKTONE *                       3000           23,580
        NETFLIX INC. *                   4000           46,000
TOTAL  ENTERTAINMENT                            8.67    69,581

        ESAFETYWORLD INC *                500               25
        TALKPOINT LIQUIDATION *           200                2
TOTAL  ENVIRONMENTAL                            0.00        27

        DRKOOP.COM INC *                 2000                0
TOTAL  HEALTHCARE INFO SYS                      0.00         0

        ACCLAIM ENTERTAINMENT INC. *     1000                6
TOTAL  HOTEL / GAMING                           0.00         6

        IDENTIX INC. *                   3343           21,195
        VISAGE TECHNOLOGY *              4000           28,520
TOTAL  INDUSTRIAL SERVICES                      6.19    49,715

        IVILLAGE *                       4000           24,040
TOTAL  INFORMATION PORTALS                      2.99    24,040

        AMERICA ONLINE LATIN AMERIC *    1000              660
        DSL.NET INC *                   20000            3,600
        INTERNET GOLD-GOLDEN LINES *      500            2,630
        SATYAM INFOWAY LIMITED *         4000           19,840
TOTAL  INTERNET SERVICE PROVIDER                3.33    26,730

        CMG INFORMATION SERVICES *      21000           39,690
TOTAL  INVESTMENT CO. (DOM) COMP.               4.94    39,690

        CAREMATRIX *                      278                1
        TRINITY BIO *                    4000           10,720
TOTAL  MEDICAL SERVICES                         1.34    10,721

        CARDIAC SCIENCE INC. *           6000           10,320
        TRIMEDYNE INC *                 20000           11,200
TOTAL  MEDICAL SUPPLIES                         2.68    21,520

        FUTUREMEDIA PLC ADR *           20000           14,600
        JPC CAP PARTNERS INC *            116                3
TOTAL  MISCELLANEOUS                            1.82    14,603

        MORTGAGE.COM *                   4000                0
TOTAL  MORTGAGE BANKERS & L                     0.00         0

        HOMESTORE.COM *                  3000            7,080
TOTAL  REAL ESTATE INVESTME                     0.88     7,080

        DRUGSTORE.COM *                  3000            8,580
        EGGHEAD.COM *                    4260                4
        GSV INC *                         200               60
        LOUDEYE CORP *                  19000           29,070
        PRICELINE.COM *                  2000           45,180
        SHOPPING.COM LTD *               1000           22,260
TOTAL  RETAIL SPECIALTY                        13.10   105,154

        E TRADE GROUP *                  1500           20,625
        KNIGHT TRADING GROUP *           2000           19,820
        TRACK DATA CORPORATION *        25000           16,750
TOTAL  SECURITIES BROKERAGE COMP.               7.13    57,195

        ADVANCED MICRO DEVICES INC. *    1000           15,800
        TRANSMETA CORPORATION *          4000            4,400
TOTAL  SEMICONDUCTOR                            2.52    20,200

        FOCUS ENHANCEMENTS *             5000            5,400
TOTAL  SEMICONDUCTOR CAP EQ                     0.67     5,400

        TOM ONLINE INC. *                1000           11,960
TOTAL  TELECOM MESSAGING                        1.49    11,960

        ADC TELECOMMUNICATIONS INC. *    5000           12,850
        AIRNET COMMUNICATIONS *           500              795
        CIENA CORP *                     4000           10,200
        OCCAM NETWORKS *                 2000              190
TOTAL  TELECOM. EQUIPMENT                       2.99    24,035

        AMERICAN INDEPENDENCE CORP *      122            1,718
        HIGH SPEED ACCESS *              1000               20
        INTERNAP CORP. *                20000           13,400
        KOREA THRUNET CO LTD. *            25                1
        TELESYSTEM INTL WIRELESS IN *    3000           42,600
        USURF AMERICA INC. *            50000            4,600
TOTAL  TELECOM. SERVICES                        7.77    62,339

       TOTAL COMMON STOCKS                    105.36   845,704

       TOTAL INVESTMENTS                      105.36   845,704
       OTHER ASSETS (LESS LIABILITIES)         -5.36  (42,994)

       NET ASSETS                             100.00   802,710
       NET ASSETS VALUE PER SHARE                         1.48
       OFFERING PRICE PER SHARE                           1.48

* Non - income producing securities

See accompanying Notes to Financial Statements


                    THE APEX MID CAP GROWTH FUND
STATEMENT OF ASSETS AND LIABILITIES For the six months ended January
                        31, 2005 (Unaudited)

ASSETS
   Investment Securities at Value               $ 845,704
(Identified cost -  $2,390,915) (Note 1)

  Securities Sold                                       0
  Prepaid Insurance                                   282
  Total Assets                                              $845,986

LIABILITIES
    Cash Overdraft                               (27,677)
    Securities Purchased                                0
    Accrued expenses                             (15,599)
  Total Liabilities                                       ($ 43,276)

    NET ASSETS (Equivalent to $1.48 per share             $  802,710
        based on 541,700  shares outstanding)

COMPOSITION OF NET ASSETS:
  Paid in Capital                              $3,745,021
  Distribution in excess of accumulated Net   (1,397,100)
	Realized gain (loss)

  Accumulated Net Investment Income                --
  Net Unrealized Appreciation (Depreciation)  (1,545,211)
	of Investments

 Total Net Assets                              $ 802,710

STATEMENT OF OPERATIONS (UNAUDITED) FOR SIX MONTHS ENDED
            JANUARY 31, 2005


INVESTMENT INCOME
  Interest                                                   $   107
EXPENSES
  Audit                                            $2,000
  Fund Accounting                                   5,850
  Transfer Agent                                    2,580
  Shareholder Report                                  360
  Directors                                         3,000
  Registration                                      1,698
  Insurance                                           311
  Fund Administration (Note 4)                        992
  Custodian                                         3,360
  Investment Advisor (Note 4)                       4,964
  12b-1 Fees (Note 6)                               1,241
 Total Expenses                                             (26,356)
  Expense Reimbursement/ waived by Advisor                     5,956
(Note 4)
  Expense net of Reimbursement/ waiver                      (20,400)
NET INVESTMENT GAIN (LOSS)                                  (20,293)
       REALIZED AND UNREALIZED GAIN (LOSS) ON
                                  INVESTMENTS
  Net Realized Gain (Loss) on Investments                     27,296
  Change in Unrealized Appreciation                            6,350
(Depreciation) of Investments
       NET REALIZED/UNREALIZED GAIN (LOSS) ON                 33,646
                                  INVESTMENTS
NET INCREASE (DECREASE) IN NET ASSETS                         13,353
RESULTING FROM OPERATION

           See accompanying Notes to Financial Statements

                    THE APEX MID CAP GROWTH FUND
   STATEMENT OF CHANGES IN NET ASSETS FOR EACH PERIOD (UNAUDITED)

                                      For the 6 Months  For the Year
                                                 Ended         Ended
                                      January 31, 2005 July 31, 2004
INCREASE (DECREASE) IN NET ASSETS
  Net Investment Income/ (loss)            $  (20,293)   $  (37,950)
  Net Realized Gain / (loss) on                 27,296
investment  Securities Sold                                (239,888)
  Net unrealized                                 6,350       54,765
appreciation/(depreciation) of
Investments
  Net Increase (Decrease) in Net             $  13,353  $  (223,073)
Assets Resulting from Operations

DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Dividend distributions paid                        0             0
  Capital Gains                                      0             0
  Total Distributions                                0             0

CAPITAL SHARE TRANSACTIONS
  Shares Sold                                    1,100     1,022,803
  Shares issued in lieu of Cash                      0             0
Distributions
  Cost of shares Redeemed                    (248,038)     (580,930)
  Increase (Decrease) in Net Assets          (246,938)       441,873
Due to Capital Share Transactions

  TOTAL INCREASE (DECREASE) IN NET           (233,585)       218,800
ASSETS
  NET ASSETS BEGINNING OF PERIOD             1,036,295       817,495
  NET ASSETS END OF PERIOD                   $ 802,710   $ 1,036,295

 FINANCIAL HIGHLIGHTS FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
                             (UNAUDITED)

                              For the For the For the  For the For the
                                    6    Year    Year     Year    Year
                               months   Ended   Ended    Ended   Ended
                                Ended
                              January    July    July     July    July
                                  31,     31,     31,      31,     31,
                                 2005    2004    2003     2002    2001
NET ASSET VALUE, BEGINNING OF   $1.51   $1.65   $0.79    $1.31   $4.45
PERIOD
Income/(Loss) from Investment
Operations:
  Net Investment               (0.04)  (0.02)  (0.09)   (0.15)  (0.15)
Income/(Loss)
  Net Gain/(Loss) on
Securities (Both Realized and   0.01   (0.12)   0.95    (0.37)  (2.48)
Unrealized)
  Total from Investment        (0.03)  (0.14)    0.86   (0.52)  (2.63)
Operations
Distributions:
  Dividend Distributions Paid    0.00    0.00    0.00     0.00  (0.51)
  Distributions from Capital     0.00    0.00    0.00     0.00   0.00
Gains
  Total Distributions            0.00    0.00    0.00     0.00  (0.51)

NET ASSET VALUE, END OF        $ 1.48  $ 1.51  $ 1.65   $ 0.79  $ 1.31
PERIOD
Total Return (Not Reflecting  (1.99)%** (8.48)% 108.86% (39.69)% (62.36)%
Sales Load)
Ratios/Supplemental Data:
  Net Assets, End of Period      $803 $ 1,036   $ 817    $ 230   $ 417
(in thousands)
  Ratios to Average Net
Assets:
    Expenses                  2.70%**   3.35%   9.19%   12.42%   7.04%
    Net Investment           (2.08)%** (3.24)% (8.67)%  (12.31)% (6.72)%
Income/(Loss)
    Effect of
Reimbursements/Waivers on     0.60%**   1.20%   1.20%    1.20%   1.20%
Above -   Ratios
    Portfolio Turnover Rate
                              77.23%** 189.97% 128.42%  117.18% 158.17%


** Not annualized

See accompanying Notes to Financial Statements


                          THE APEX MID CAP GROWTH FUND
                          NOTES TO FINANCIAL STATEMENTS
             FOR THE SIX MONTHS ENDED  JANUARY 31, 2005 (Unaudited)
1    SIGNIFICANT ACCOUNTING POLICIES
     Bhirud Funds Inc. (the "Fund") is a diversified open-end management investment company currently consisting of The Apex Mid Cap Growth Fund portfolio (the "Portfolio"). The Fund was incorporated in Maryland on May 27, 1992. Prior to November 4, 1992 (commencement of operations), the Fund had no operations other than the sale of 10,000 shares of stock on August 4, 1992 at a cost of $100,000 to Thomas James MidCap Partners representing the initial capital. The following is a summary of significant accounting policies followed by the Fund:

     SECURITY VALUATION
     Readily marketable portfolio securities listed on the New York Stock Exchange are valued at the last sale price reflected at the close of the regular trading session of the New York Stock Exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day, then the security is valued by such method as the Board of Directors shall determine in good faith to reflect its fair value. Readily marketable securities not listed on the New York Stock Exchange but listed on other national securities exchanges or admitted to trading on the National Association of Securities Dealers Automated Quotations, Inc. ("NASDAQ") National List are valued in like manner. Portfolio securities traded on more than one national securities exchange are valued at the last price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities.

          Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by the Advisor to be over-the-counter but excluding securities admitted to trading on the NASDAQ National List, are valued at the mean of the current bid and asked prices as reported by NASDAQ or, in the case of securities not quoted by NASDAQ, the National Quotation Bureau or such other comparable sources as the Board of Directors deem appropriate to reflect their fair value.

          United States Government obligations and other debt instruments having sixty days or less remaining until maturity are stated at amortized cost. Debt instruments having a greater remaining maturity will be valued at the highest bid price obtained from a dealer maintaining an active market in that security or on the basis of prices obtained from a pricing service approved as reliable by the Board of Directors.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME
     Security transactions are accounted for on the dates the securities are purchased or sold (the trade dates), with realized gain and loss on investments determined by using specific identification as the cost method. Interest income (including amortization of premium and discount, when appropriate) is recorded as earned. Dividend income and dividends and capital gain distributions to shareholders are recorded on the ex-dividend date.

     FEDERAL INCOME TAXES
     The Fund intends to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code and distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

     CAPITAL LOSS CARRY FORWARDS
     The Fund intends to utilize provisions of the federal income tax laws which allows it to carry a realized capital loss for eight years following the year of loss and offset such losses against any future realized capital gains. At July 31, 2004, the Fund had capital loss carry forward for tax purposes of $ 998,769, of which $442,745 expires in 2009, $204,042 expires in 2010, $112,094 expires in 2011, and $239,888 expires in 2012.

2.   CAPITAL STOCK TRANSACTIONS
     The Articles of Incorporation, dated May 27, 1992, permit the Fund to issue twenty billion shares (par value $0.001). Transactions in shares of common stock for the six months ended January 31, 2005 were as follows:


                              For the 6 months   For the Year Ended
                                         Ended        July 31, 2004
                               January 31,2005
                            Shares      Amount   Shares      Amount

Beginning Balance          688,228 $ 4,029,909  494,749 $ 3,612,533

Shares Sold                    765       1,100  528,246   1,022,803

Shares Issued in                 0           0        0           0
Reinvestment of
Dividends

Shares Redeemed          (147,293)   (248,038) (334,767)   (580,930)

Reclassification of              0    (37,950)        0    (24,497)
Capital Account

Net Increase (Decrease)  (146,528)   (284,888)  193,479     417,376

Ending Balance             541,700  $3,745,021  688,228  $4,029,909


                          THE APEX MID CAP GROWTH FUND
                          NOTES TO FINANCIAL STATEMENTS
             FOR THE SIX MONTHS ENDED  JANUARY 31, 2005 (Unaudited)

3.   INVESTMENTS
     Purchases and sales of securities for the six months ended January 31, 2005 other than short-term securities, aggregated $732,790 and $934,561, respectively. The cost of securities is substantially the same for Federal
     income tax purposes. For Federal income tax purposes:   Aggregate Cost is
     $2,390,915.

        Gross Unrealized    Gross Unrealized   Net Unrealized
        Appreciation        Depreciation       Depreciation
        $45,560             $(1,590,771)       $(1,545,211)

4.   INVESTMENT ADVISORY CONTRACT
     The Fund employs Bhirud Associates, Incorporated (the "Advisor") to provide a continuous investment program for the Fund's portfolio, provide all facilities and personnel, including Officers required for its administrative management, and to pay the compensation of all Officers and Directors of the Fund who are affiliated with the Advisor. As compensation for the services rendered and related expenses borne by the Advisor, the Fund pays the Advisor a fee, computed and accrued daily and payable monthly, equal to 1.00% of the first $250 million of the average net assets of the Portfolio; 0.75% of the average net assets of the Portfolio between $250 and $500 million; and 0.65% of the average net assets of the Portfolio over $500 million. The Advisor has voluntarily agreed to reimburse the Fund in the event the Fund's expenses exceed certain prescribed limits. During the six months ended January 31, 2005 the Advisor elected to defer the payment of Advisory fees payable in the amount of $ 4,964. The Advisor has voluntarily agreed to waive these fees, considering the small assets of the Fund. The Advisory and Administrative Services Contracts provide that if, in any fiscal year, the aggregate expenses of a Fund, excluding interest, taxes, brokerage and extraordinary expenses, but including the Advisory and Administrative Services fees, exceed the expense limitation of any state in which the Corporation is registered for sale, the Funds may deduct from fees paid to the Advisor and Administrator their proportionate share of such excess expenses to the extent of the fees payable. As a result of the passage of the National Securities Markets Improvement Act of 1996, all state expenses limitations have been eliminated at this time.

     The Fund retained Bhirud Associates, Inc. ("BAI") to act as Administrator for the Fund from November 1, 1994. BAI provided administrative services for the Fund. During the six months ended January 31, 2005 the Administrator elected to defer the payment of Administrative service fees payable in the amount of $992.

     From December 1, 1996, the U.S. Bank has been providing custodian services and from February 1st, 1998, fund accounting and transfer agency functions are provided by Mutual Shareholders Services LLC.

5.   ORGANIZATION EXPENSES
     The organizational expense was amortized over the first five years of the Fund's operations and is now zero going forward.

6.   DISTRIBUTION PLAN
     The Fund's Board of Directors has adopted a distribution plan (the "Plan") under Section 12(b) of the Investment Company Act of 1940 and Rule 12b-1 thereunder. The Plan provides that the Portfolio may bear certain expenses and costs which in the aggregate are subject to a maximum of 0.25% per annum of the Portfolio's average daily net assets. For the six months ended January 31, 2005, the Fund has incurred distribution costs of $1,117 payable to Bhirud Associates, Inc.

7.   TRANSACTIONS WITH AFFILIATES
     During the six months ended January 31, 2005 the Fund paid $5,945, brokerage commissions to Bhirud Associates, Inc.

8.   RECLASSIFICATION OF CAPITAL ACCOUNTS
     In accordance with generally accepted accounting principals, the Fund recorded reclassifications in the capital accounts. The Fund recorded a permanent book/tax difference of $(37,950) as of July 31, 2004, from undistributed net investment income to paid in capital. These reclassifications have no impact on net asset value of the Fund and are designed generally to present undistributed income and realized gains on a tax basis which is considered to be more informative to the shareholder.



                               THE APEX MID CAP GROWTH FUND
                              C/o Bhirud Funds Inc.
                                 SOUNDVIEW PLAZA
                              1266 EAST MAIN STREET
                               STAMFORD, CT  06902
                                www.apexfund.net
                                 (877) 593-8637

Trustees Information

   The Fund's Board of Trustees has responsibility for the overall management and operations of the Portfolios. Each Trustee oversees Fund and serves until he or she resigns, retires or his or her successor is elected and qualified. Each officer serves until his or her successor is elected and qualified. The following table provides information regarding each Trustee, including those who are not an 'interested person' of the Fund, as defined in the Investment Company Act of 1940.

Name, Address and Age  Position(s), Length    Principal Occupations
                       of Time Served         During Past 5 Years,
                                              Directorship Held

Officers and
Interested Directors

Suresh L. Bhirud, 56   Chairman of the Board  Chairman of the Board
27 Winding Ln.         and Treasurer since    and Treasures;
Darien, CT 06820       August 6,1992          President of Bhirud
                       President since July   Associates, Inc.
                       23, 2002
Harish L. Bhirud, 51   Director since April   Director and Vice-
71 Strawberry Hill     7, 1997                President of Bhirud
Ave., #607             Vice President since   Funds Inc.
Stamford, CT 06902     January 24, 1995       Vice-President-Bhirud
                       Chief Compliance       Associates, Inc.
                       Officer since
                       September 22, 2004
Disinterested
Directors

Timothy M. Fenton,     Director since August  Licensed Realtor with
61                     6, 1992                William Raveis, Since
6 Jackson Dr.                                 August 2002.
Norwalk, CT 06851                             Chairman of Fenton &
                                              Zalenetz Inc., a
                                              direct marketing
                                              consulting firm.

M. John Sterba, Jr.,   Director since August  Chairman of
61                     6,1992                 Investment Management
Investment Mgmt                               Advisors, Inc.
Advisors Inc.
156 Fifth Ave.
New York, NY 10010

Alexander Norman       Director since August  Independent
Crowder, III, 69       6,1992                 Management
159 E Ave., Old Forge                         Consultant, Since
Green                                         1991 and part time
New Canaan, CT 06840                          Chairman of EFI
                                              Actuaries, Inc.

Investment Advisor & Distributor  Bhirud Associates, Inc.
Administrator                     Bhirud Associates, Inc.
Custodian                         US Bank, N.A.
Legal Counsel                     Sherman & Sterling
Independent Auditors              VB&H CPA, LLC

OTHER ITEMS - PROXY VOTING
A description of the Company's proxy voting policies and procedures relating to the holdings of the Fund is available, without charge and upon request, by calling 1-877-593 8637, on the Mutual Shareholder Services, LLC website at www.mutualss.com and on the SEC's website at www.sec.gov.

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of Bhirud Funds Inc. Such offering is made only by prospectus, which includes details as to offering price and other material information.


Item 2.  Code of Ethics.

Not applicable to Semi-Annual Reports for the period ended January 31, 2005.

Item 3.  Audit Committee Financial Expert.

Not applicable to Semi-Annual Reports for the period ended January 31, 2005.

Item 4.  Principal Accountant Fees and Services

Not applicable

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.

Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.

Not applicable.

Item 8.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 9.  Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedure by which shareholders may recommend nominees to the Fund's Board of Trustees.

Item 10.  Controls and Procedures.

(a) Based on an evaluation of the registrant's disclosure controls and procedures as of 1/31/2005 [within 90 days of filing date of this Form N-CSR], the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


Item 11. Exhibits

(a) (1)   Not applicable.

(a) (2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a) (3)   Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

                           SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                           Bhirud Funds Inc.


By /s/Suresh L. Bhirud
     Suresh L. Bhirud
     President and Treasurer


Date March 15, 2005